Risk Management and Derivative Instruments - Schedule of Gains and Losses Related to Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	$ (253,649)	$ 59,482	$ (749,988)	$ (29,294)	$ (34,905)
Interest expense, net	38,574	34,052	133,833	69,250	33,238
Commodity contracts [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	(253,649)	59,482	(749,988)	(29,294)	(34,905)
Interest rate derivatives [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Interest expense, net	$ 2,441	$ 511	$ 145	$ (239)	$ 5,582